Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 357,360	₨ 271,170	₨ 138,180
Employer contributions	52,884	86,289	157,682
Benefits paid	(41,621)	(21,767)	(25,342)
Remeasurements - return on plan assets excluding amounts included in interest income	4,529	1,511	(8,138)
Fair value of plan assets at the end of the year	398,663	357,360	271,170
Actual return on plan assets	30,040	21,668	650
Interest income	₨ 25,511	₨ 20,157	₨ 8,788